Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 0
Government Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,053,734
Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		$ 0
Government Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	40,695
Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	128,455
Provincial Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,560,065
Provincial Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,397,798
Provincial Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,603,872
Provincial Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		8,950,025
Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2
Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	12,591,048
Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	32,083,877
Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	32,083,877
Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	85,335
Credit risk [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,207,056,327	4,973,385,525
Credit risk [member] | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	57,661,916	16,856,202
Credit risk [member] | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	5,627,105	248,333
Credit risk [member] | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	13,789,303	2,910,659
Credit risk [member] | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,398,162	765,339
Credit risk [member] | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	5,232,651	50,351
Credit risk [member] | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	244,624	173,934
Credit risk [member] | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,115,359	515,832
Credit risk [member] | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	540,233	2,279,030
Credit risk [member] | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,824,303	253,876
Credit risk [member] | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,660,607
Credit risk [member] | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		132
Credit risk [member] | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	341,680	1,603,872
Credit risk [member] | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		8,950,025
Credit risk [member] | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,309,105	274,604
Credit risk [member] | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2
Credit risk [member] | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,114,971,884	413,010,193
Credit risk [member] | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,520,832,536
Credit risk [member] | Government Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,103,349,235	64,107,426
Credit risk [member] | Government Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Government Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Government Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,102,295,501	64,107,426
Credit risk [member] | Government Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,070,897	15,440,622
Credit risk [member] | Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		488,927
Credit risk [member] | Provincial Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	341,680
Credit risk [member] | Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Provincial Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,618,250	248,333
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,618,250	248,333
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Autonomous City of Buenos Aires Bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	12,591,048	348,902,767
Credit risk [member] | Treasury Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Credit risk [member] | Treasury Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		348,902,767
Credit risk [member] | Treasury Bills | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	4,520,733,943
Credit risk [member] | Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Argentine Central Bank’s Bills | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		4,520,733,943
Credit risk [member] | Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		16,090,600
Credit risk [member] | Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		16,090,600
Credit risk [member] | Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Foreign government bonds | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	52,343,020	7,861,834
Credit risk [member] | Private Securities | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	25,537,344	765,602
Credit risk [member] | Private Securities | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,008,855	0
Credit risk [member] | Private Securities | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	13,660,848	2,421,732
Credit risk [member] | Private Securities | AA-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	344,428	765,339
Credit risk [member] | Private Securities | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	5,232,651	50,351
Credit risk [member] | Private Securities | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	244,624	173,934
Credit risk [member] | Private Securities | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,115,359	515,832
Credit risk [member] | Private Securities | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	540,233	2,279,030
Credit risk [member] | Private Securities | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,264,238	253,876
Credit risk [member] | Private Securities | BBB
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		262,809
Credit risk [member] | Private Securities | BBB.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		132
Credit risk [member] | Private Securities | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,309,105	274,604
Credit risk [member] | Private Securities | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 0
Credit risk [member] | Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Credit risk [member] | Private Securities | C
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		$ 98,593